MGA-Q1

Quarterly Report
June 30, 2026
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.2%
Airport Revenue – 3.0%
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	$1,000,000	$1,054,570
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,015,048
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	508,224
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,024,937
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	500,000	510,638
		$4,113,417
General Obligations - General Purpose – 3.9%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$205,854
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	765,807
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	150,816	164,575
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	46,290	46,889
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	85,068	85,811
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	35,711	35,832
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	48,553	47,269
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	171,495	157,086
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	43,649
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	971,667
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	493,388
Senoia, GA, Building and Facilities Authority Rev., 4%, 12/01/2046	1,000,000	1,000,316
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	191,162
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	89,470
Washington County, GA, Hospital Authority Rev., Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	999,890
		$5,298,665
General Obligations - Schools – 3.4%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$370,000	$304,127
Commerce, GA, City School District, General Obligation, 6%, 8/01/2047	500,000	573,209
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	727,582
Miller County, GA, School District, General Obligation, 5%, 2/01/2044	340,000	373,910
Miller County, GA, School District, General Obligation, 5%, 2/01/2045	250,000	272,447
Miller County, GA, School District, General Obligation, 5%, 2/01/2046	250,000	270,017
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,081,662
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,075,461
		$4,678,415
Healthcare Revenue - Hospitals – 11.3%
Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Health System), “A”, 5%, 9/01/2044	$1,000,000	$1,055,234
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	210,000	196,513
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center, Inc. Project), 5%, 7/01/2055	750,000	773,782
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	22,432
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,077,407
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,044,575
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), 4%, 8/15/2048	250,000	227,216
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	913,736
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	481,400
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	15,295
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	396,377
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	904,263
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,013,793
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	756,825
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2028	400,000	400,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	$1,000,000	$1,006,395
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	750,000	790,054
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	500,000	466,044
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	720,000	691,252
Paulding County, GA, Hospital Authority Rev. (Wellstar Health System, Inc.), 5%, 4/01/2056	750,000	786,636
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,000,160
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	957,192
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	504,926
		$15,481,936
Healthcare Revenue - Long Term Care – 0.7%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$500,109
Hall County and Gainesville, GA, Development Authority, Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	501,740
		$1,001,849
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$95,761
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$150,147
Land Development – 0.6%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$275,000	$253,876
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	500,000	513,850
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	5,000	5,016
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,164
		$781,906
Miscellaneous Revenue - Other – 5.8%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 4%, 1/01/2054	$1,250,000	$1,068,196
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	982,907
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,035,482
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), 5%, 3/15/2039	500,000	555,627
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	675,733
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,011,877
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	280,276
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	120,000	120,085
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	500,000	503,313
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	250,000	256,756
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Third Tier HMT Pledge), “C”, AGM, 5%, 6/01/2058	1,000,000	1,024,117
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	325,000	330,127
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	45,155
		$7,889,651
Multi-Family Housing Revenue – 7.5%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Connell Commons), “A”, 4.75%, 5/01/2043	$1,100,000	$1,145,654
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,072,911
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	1,000,000	1,000,196
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	1,002,808
DeKalb County, GA, Housing Authority, Affordable Multi-Family Senior Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,012,929
DeKalb County, GA, Housing Authority, General Rev. Credit Enhanced Multi-Family Housing Rev. (Willow Branch Apartments Project), “A”, 5%, 7/01/2044	1,000,000	1,025,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Douglas County, GA, Housing Authority, Multi-Family Rev. (Durelee Lane Senior Residences), “A”, FNMA, 5.1%, 2/01/2044	$1,000,000	$1,077,607
Griffin, GA, Housing Authority, Multi-Family Housing Rev. (Parc at Rosenwald), “A”, FNMA, 5.15%, 9/01/2044	1,000,000	1,088,762
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	985,000	981,458
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	312,322	318,011
Savannah, GA, Housing Authority, Multi-Family (Pines at Garden City Project), FNMA, 4.75%, 3/01/2042	495,000	522,205
		$10,247,815
Port Revenue – 2.1%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$985,144
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	956,026
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	890,882
		$2,832,052
Sales & Excise Tax Revenue – 4.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$90,000	$87,881
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5.25%, 7/01/2050	1,000,000	1,081,278
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,109,342
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “E-1”, 3%, 7/01/2040	1,000,000	898,140
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	24,077
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	80,952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	625,982
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	196,031
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	83,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	565,375
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	278,686
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	250,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	53,935
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	178,850
		$5,519,776
Secondary Schools – 0.5%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$479,017
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2049 (n)	250,000	230,175
		$709,192
Single Family Housing - State – 8.2%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	$1,000,000	$1,000,230
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,453,587
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	956,291
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.8%, 12/01/2046	1,000,000	1,021,371
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	377,115
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	996,576
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	1,003,737
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 6.25%, 12/01/2056	1,000,000	1,131,520
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	685,000	713,404
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 5.05%, 12/01/2045	1,000,000	1,036,096
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.55%, 12/01/2049	750,000	749,187
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	603,742
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	195,399
		$11,238,255
State & Local Agencies – 3.1%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,022,504
Georgia Municipal Association, Inc. (City of Fairburn Project), 4%, 1/01/2055	1,000,000	922,201
Knightdale, NC, Limited Obligation, 4%, 3/01/2043	650,000	656,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Knightdale, NC, Limited Obligation, 4%, 3/01/2045	$550,000	$552,045
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,040,265
		$4,193,687
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,897
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	107,606
		$112,503
Tax - Other – 2.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$435,000	$439,923
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	70,000	70,409
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	185,000	194,585
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	1,000,000	1,095,261
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,070
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	100,000	99,637
Jefferson, GA, Public Building Authority Rev. (School District Project), 5%, 2/01/2050	1,000,000	1,056,566
Savannah, GA, Economic Development Authority Rev. (Forsyth Park Parking Project), “A”, 5%, 8/01/2054	1,000,000	1,053,214
		$4,044,665
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$355,000	$277,913
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	205,000	188,172
		$466,085
Toll Roads – 0.6%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$310,150
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	450,000	471,254
		$781,404
Universities - Colleges – 10.6%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$501,149
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	795,528
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	563,078
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	981,346
Cobb County, GA, Development Authority Lease Rev. (KSU Summit II Student Housing Project), 4.625%, 7/15/2056	1,000,000	1,005,689
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,015,104
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	463,186
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,017,333
Fulton County, GA, Development Authority Rev. (Spelman College), 5.25%, 6/01/2051	1,000,000	1,053,692
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2045	495,000	529,897
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2046	505,000	535,832
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 5.25%, 9/01/2045	750,000	834,351
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 4%, 10/01/2046	750,000	702,821
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	350,148
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,038,594
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,013,171
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	420,855
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	883,667
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	50,000	50,121
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	40,000	40,055
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	751,105
		$14,546,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.7%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (KSU Housing Real Estate Foundations Projects), “C”, 5.5%, 6/15/2057	$700,000	$714,210
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5.25%, 7/01/2056	280,000	293,648
		$1,007,858
Utilities - Municipal Owned – 7.1%
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	$500,000	$501,153
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	500,882
Georgia Municipal Electric Authority (Georgia Project), “A”, BAM, 5.25%, 1/01/2054	1,000,000	1,054,210
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	968,948
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,043,362
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	1,032,150
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	770,896
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	1,000,000	1,070,626
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	129,655
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,027,510
Griffin, GA, Combined Public Utility Rev., BAM, 5%, 1/01/2051	1,000,000	1,054,445
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	490,000	490,661
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	70,957
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,066
		$9,725,521
Utilities - Other – 5.4%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$135,000	$143,852
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	480,000	517,218
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	105,000	110,068
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	575,000	604,765
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	619,467
Georgia Main Street Energy, Inc., Energy Project Rev., “A”, 5%, 10/01/2033	750,000	798,610
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	500,000	540,188
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2055 (Put Date 12/01/2035)	1,000,000	1,063,068
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	797,728
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	520,000	535,100
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	820,000	855,665
Southeast Alabama Cooperative District, Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	770,309
		$7,356,038
Water & Sewer Utility Revenue – 12.2%
Atlanta, GA, Water & Wastewater Refunding Rev., BAM, 4%, 11/01/2043	$1,000,000	$1,009,927
Atlanta, GA, Water & Wastewater Refunding Rev. (Green Bonds), 5%, 11/01/2051	1,000,000	1,064,296
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	501,776
Cartersville, GA, Water & Sewer Rev., 5%, 6/01/2050	1,000,000	1,066,273
Cartersville, GA, Water & Sewer Rev., 5%, 6/01/2051	1,000,000	1,063,059
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	953,141
Columbus, GA, Water & Sewer Rev., 5%, 5/01/2051	1,000,000	1,063,354
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,044,082
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,035,665
DeKalb County, GA, Water & Sewer Rev. (Second Resolution), “A”, 5%, 10/01/2055	700,000	732,961
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046	400,000	431,297
Georgia Upper Oconee Basin Water Authority Rev., 5%, 7/01/2049	1,000,000	1,059,085
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	125,000	125,050
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	155,000	159,049
Henry County, GA, Water Authority, Water & Sewer Rev., 4.25%, 2/01/2044	1,000,000	1,024,486
Macon, GA, Water Authority, Water & Sewer Rev., 5%, 10/01/2054	1,000,000	1,043,553
Spalding County, GA, Water & Sewer Facilities Authority Rev., 4.85%, 6/01/2056	690,000	702,059
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2045	500,000	538,851
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2047	1,000,000	1,059,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	$1,000,000	$1,036,858
		$16,714,624
Total Municipal Bonds		$128,987,944
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$186,577	$67,804
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$178,303	$128,155
Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 3.67% (v)	5,706,527	$5,706,527

Other Assets, Less Liabilities – 1.5%		2,106,478
Net Assets – 100.0%		$136,996,908

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,706,527 and
$129,183,903, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,499,770, representing 1.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$129,116,099	$—	$129,116,099
U.S. Corporate Bonds	—	67,804	—	67,804
Investment Companies	5,706,527	—	—	5,706,527
Total	$5,706,527	$129,183,903	$—	$134,890,430
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,756,991	$10,509,565	$10,560,002	$(149)	$122	$5,706,527

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,697	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Georgia	80.3%
Puerto Rico	2.6%
New York	1.7%
Alabama	1.6%
Maryland	1.4%
North Carolina	1.4%
Illinois	1.1%
Virginia	0.7%
Minnesota	0.6%
California	0.6%
South Carolina	0.6%
Arkansas	0.5%
Wisconsin	0.5%
Kentucky	0.4%
Guam	0.4%
Massachusetts	0.3%
U.S. Virgin Islands	0.3%
New Hampshire	0.2%
Ohio	0.2%
Washington DC	0.2%
Pennsylvania	0.2%
Iowa	0.1%
Texas	0.1%
Colorado (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.